Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and intangible assets by geographical area
Goodwill	€ 12,103,921	€ 12,955,574
Intangible assets other than goodwill	683,058	803,120
Goodwill
Goodwill and intangible assets by geographical area
Goodwill	12,103,921	12,955,574
Intangible assets
Goodwill and intangible assets by geographical area
Intangible assets other than goodwill	683,058	803,120
Management contracts
Goodwill and intangible assets by geographical area
Intangible assets other than goodwill	3,038	3,318
Tradename
Goodwill and intangible assets by geographical area
Intangible assets other than goodwill	174,689	198,692
North America | Goodwill
Goodwill and intangible assets by geographical area
Goodwill	10,152,243	11,284,686
North America | Tradename
Goodwill and intangible assets by geographical area
Intangible assets other than goodwill	174,074	198,052
EMEA | Goodwill
Goodwill and intangible assets by geographical area
Goodwill	1,226,983	1,194,743
Asia Pacific | Goodwill
Goodwill and intangible assets by geographical area
Goodwill	641,271	386,495
Asia Pacific | Management contracts
Goodwill and intangible assets by geographical area
Intangible assets other than goodwill	3,038	3,318
Latin America | Goodwill
Goodwill and intangible assets by geographical area
Goodwill	83,424	89,650
Latin America | Tradename
Goodwill and intangible assets by geographical area
Intangible assets other than goodwill	€ 615	€ 640